Segment Information (Tables)	12 Months Ended
Dec. 31, 2016
Segment Information
Reconciliation of Revenue from Segments to Consolidated [Table Text Block]

For the year ended December 31, 2016
	Revenues	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Business Solutions	$70,988	$44,330	$26,658	$9,832	$16,826	$-	$16,826
Entertainment Group	51,295	39,338	11,957	5,862	6,095	9	6,104
Consumer Mobility	33,200	19,659	13,541	3,716	9,825	-	9,825
International	7,283	6,830	453	1,166	(713)	52	(661)
Segment Total	162,766	110,157	52,609	20,576	32,033	$61	$32,094
Corporate and Other	1,043	1,173	(130)	65	(195)
Acquisition-related items	-	1,203	(1,203)	5,177	(6,380)
Certain significant items	(23)	1,059	(1,082)	29	(1,111)
AT&T Inc.	$163,786	$113,592	$50,194	$25,847	$24,347

For the year ended December 31, 2015
	Revenues	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Business Solutions	$71,127	$44,946	$26,181	$9,789	$16,392	$-	$16,392
Entertainment Group	35,294	28,345	6,949	4,945	2,004	(4)	2,000
Consumer Mobility	35,066	21,477	13,589	3,851	9,738	-	9,738
International	4,102	3,930	172	655	(483)	(5)	(488)
Segment Total	145,589	98,698	46,891	19,240	27,651	$(9)	$27,642
Corporate and Other	1,297	1,057	240	64	176
Acquisition-related items	(85)	1,987	(2,072)	2,712	(4,784)
Certain significant items	-	(1,742)	1,742	-	1,742
AT&T Inc.	$146,801	$100,000	$46,801	$22,016	$24,785

For the year ended December 31, 2014
	Revenues	Operations and Support Expenses	EBITDA	Depreciation and Amortization	Operating Income (Loss)	Equity in Net Income (Loss) of Affiliates	Segment Contribution
Business Solutions	$70,606	$45,826	$24,780	$9,355	$15,425	$-	$15,425
Entertainment Group	22,233	18,992	3,241	4,473	(1,232)	(2)	(1,234)
Consumer Mobility	36,769	23,891	12,878	3,827	9,051	(1)	9,050
International	-	-	-	-	-	153	153
Segment Total	129,608	88,709	40,899	17,655	23,244	$150	$23,394
Corporate and Other	2,839	2,471	368	105	263
Acquisition-related items	-	785	(785)	487	(1,272)
Certain significant items	-	9,997	(9,997)	26	(10,023)
AT&T Inc.	$132,447	$101,962	$30,485	$18,273	$12,212

Reconciliation of Operating Income (Loss) from Segments to Consolidated [Table Text Block]
The following table is a reconciliation of operating income (loss) to "Income Before Income Taxes" reported in our consolidated statements of income:

	2016	2015	2014
Business Solutions	$16,826	$16,392	$15,425
Entertainment Group	6,104	2,000	(1,234)
Consumer Mobility	9,825	9,738	9,050
International	(661)	(488)	153
Segment Contribution	32,094	27,642	23,394
Reconciling Items:
Corporate and Other	(195)	176	263
Merger and integration charges	(1,203)	(2,072)	(785)
Amortization of intangibles acquired	(5,177)	(2,712)	(487)
Actuarial gain (loss)	(1,024)	2,152	(7,869)
Employee separation costs	(344)	(375)	-
Gain on wireless spectrum transactions	714	-	-
Storm related and other items	(67)	-	-
Asset abandonments and impairments	(390)	(35)	(2,154)
Segment equity in net income (loss) of affiliates	(61)	9	(150)
AT&T Operating Income	24,347	24,785	12,212
Interest expense	4,910	4,120	3,613
Equity in net income of affiliates	98	79	175
Other income (expense) - net	277	(52)	1,581
Income Before Income Taxes	$19,812	$20,692	$10,355

Schedule of Revenues by Geographic Region [Table Text Block]
The following table sets forth revenues earned from subscribers, and property, plant and equipment located in different geographic areas.

	2016		2015		2014
	Revenues	Net Property, Plant & Equipment	Revenues	Net Property, Plant & Equipment	Revenues	Net Property, Plant & Equipment
United States	$154,039	$118,664	$140,234	$118,515	$129,772	$112,092
Latin America
Brazil	2,797	1,265	1,224	1,384	142	33
Other	2,348	1,828	1,157	1,530	99	67
Mexico	2,472	2,520	2,046	2,369	94	20
Other	2,130	622	2,140	652	2,340	686
Total	$163,786	$124,899	$146,801	$124,450	$132,447	$112,898